THE AAL MUTUAL FUNDS
625 Fourth Avenue South
Minneapolis, Minnesota 55415

May 14, 2004

Securities and Exchange Commission
Branch of Document Control
450 Fifth Street, N.W.
Washington, DC 20549

RE:  THE AAL MUTUAL FUNDS
     1933 Act File No. 333-113514
     1940 Act File No. 811-5075

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectus and statement of additional information that would have been filed by the Registrant pursuant to 497(b) upon the effectiveness of Registrant's registration statement on Form N-14 would not have differed from that contained in Registrant's pre-effective amendment number 1, which is the most recent amendment to such registration statement and was filed electronically on May 12, 2004.

Please direct any comments or questions concerning this certificate to the undersigned at (612) 340-8492.

Sincerely,

THE AAL MUTUAL FUNDS

By: /s/ Marlene J. Nogle
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Marlene J. Nogle
Senior Counsel and Assistant Secretary